Vessels, Drilling Units, Machinery and Equipment - Drilling Units, Machinery and Equipment (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance,at beginning of period	$ 6,259,747
Balance,at end of period	0	$ 6,259,747
Cost | Drilling units, machinery and equipment
Balance,at the beginning of period	7,393,173	6,637,843
Additions	806,353	755,330
Deconsolidation of Ocean Rig	(8,199,526)
Balance,at the end of period	0	7,393,173
Accumulated Depreciation | Drilling units, machinery and equipment
Balance,at beginning of period	(1,133,426)	(809,612)
Depreciation	(154,481)	(323,814)
Deconsolidation of Ocean Rig	1,287,907
Balance,at end of period	0	(1,133,426)
Net Book Value | Drilling units, machinery and equipment
Balance,at beginning of period	6,259,747	5,828,231
Additions	806,353	755,330
Depreciation	(154,481)	(323,814)
Deconsolidation of Ocean Rig	(6,911,619)
Balance,at end of period	$ 0	$ 6,259,747